Consolidated Statement of Operations - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues [Abstract]
Vessel revenue	$ 0	$ 5,457,000	$ 3,774,000
Vessel revenue-related party pools	78,402,000	57,064,000	45,213,000
Revenue, Net	78,402,000	62,521,000	48,987,000
Operating Expenses [Abstract]
Voyage expenses	(364,000)	123,000	3,579,000
Voyage expenses- related party	319,000	664,000	148,000
Vessel operating costs	61,641,000	26,607,000	1,478,000
Vessel operating costs-related party	7,191,000	2,765,000	122,000
Charterhire expense	17,356,000	51,389,000	73,214,000
Charterhire termination	10,000,000	0	0
Vessel depreciation	36,562,000	14,263,000	686,000
General and administrative expenses	29,141,000	33,373,000	30,937,000
General and administrative expenses-related party	4,854,000	2,009,000	824,000
Loss / write down on assets held for sale	11,433,000	397,472,000	55,487,000
Loss / write down on assets held for sale-related party	1,000,000	25,465,000	0
Total operating expenses	179,133,000	554,130,000	166,475,000
Operating loss	(100,731,000)	(491,609,000)	(117,488,000)
Other income (expense) [Abstract]
Interest income	933,000	356,000	1,052,000
Foreign exchange gain (loss)	(116,000)	(12,000)	43,000
Financial expense, net	24,921,000	19,524,000	172,000
Total other (loss) income	(24,104,000)	(19,180,000)	923,000
Net Income (Loss) Attributable to Parent	$ (124,835,000)	$ (510,789,000)	$ (116,565,000)
Basic weighted average common shares outstanding	56,174	21,410	11,466
Diluted weighted average common shares outstanding	56,174	21,410	11,466
Basic loss per share	$ (2.22)	$ (23.86)	$ (10.17)
Diluted loss per share	$ (2.22)	$ (23.86)	$ (10.17)